UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23940

Gemcorp Commodities Alternative Products Fund
(Exact name of registrant as specified in charter)

12 East 49th Street, 18th Floor, New York, NY 10017
(Address of principal executive offices) (Zip code)

1-646-979-8494
(Registrant’s telephone number, including area code)

Ahmad Al-Sati
Gemcorp Capital Advisors LLC
12 East 49th Street, 18th Floor
New York, NY 10017
(Name and address of agent for service)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

GEMCORP CAPITAL

Gemcorp Commodities Alternative Products Fund

SEMI-ANNUAL REPORT

June 30, 2025

Gemcorp Commodities
Alternative Products Fund	Performance Overview

June 30, 2025 (Unaudited)

GCAP FUND DEAL PIPELINE & PORTFOLIO MANAGER COMMENTARY

Gemcorp Commodities Alternative Products Fund ("GCAP" or the "Fund") continues to see demand for our capital. The funding gap in commodities is only widening as suppliers, producers, buyers and traders seek capital to tariff-proof their businesses and explore new markets for their products. At the same time, the bespoke nature of our transactions allows us to structure transactions that mitigate the downside. Yet, the very nature of highly negotiated transactions means that they have longer fuse to diligence, negotiate and document. We are working across a number of transactions and have built an extensive pipeline over the upcoming quarter. We are excited about the prospects of the opportunities we are originating, as well as the long-term relationships we are building. As with all private deals and transactions, some may fall by the wayside. Yet, we continue to generate an actionable pipeline of transactions to deploy investor capital per the mandate of the GCAP Fund.

The Fund’s performance figures for the period ended June 30, 2025, compared to its benchmark:

Average Annual Total Returns (as of June 30, 2025)

	1 Mo	3 Mo	6 Mo	YTD	Since Inception	Inception Date
Gemcorp Commodities Alternative Products Fund - I	0.91%	0.20%	-0.30%	-0.30%	-0.30%	12/31/2024
Bloomberg US Aggregate Bond Index	1.54%	1.21%	4.02%	4.02%	4.02%	12/31/2024
ICE BofA US 1M Deposit
Overnight Constant Maturity	0.36%	1.09%	2.19%	2.19%	2.19%	12/31/2024

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling 1-833-597-2471 or by visiting www. gemcorpcapital.com/capabilities/us-gcap.

Semi-Annual Report | June 30, 2025 (Unaudited)	1

Gemcorp Commodities
Alternative Products Fund	Performance Overview

June 30, 2025 (Unaudited)

Performance of $10,000 Initial Investment (as of June 30, 2025)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2

Gemcorp Commodities
Alternative Products Fund	Performance Overview

June 30, 2025 (Unaudited)

Asset Allocation (as a % of Net Assets)*

* Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Tables present indicative values only.

MARKET COMMENTARY & DEVELOPMENTS (AHMAD AL-SATI, GCAP PORTFOLIO MANAGER)

The Fund remains long cash and public bonds as it continues to build its private capital deal pipeline for H2 2025. The second quarter started with a bang (aka “Liberation Day”). The tariff overhang, the geopolitical uncertainty and the market volatility (the VIX peaked at 55) created a complex backdrop for both investors and allocators in commodities and credit. As a reminder, the Fund does not take directional views on commodities. Rather, we invest in bespoke private credit transactions that are backed by underlying commodities: precious metals, energy, industrial metals and agriculture. That said, context matters and so we provide some.

Gold continued its climb to record highs driven by fear, currency debasement concerns and central bank buying. Other precious metals (silver) lagged during the period with some ongoing volatility. Going forward, central bank buying should drive demand for the gold from refiners and for capital from gold traders. The energy complex came under significant pressure. Brent and WTI futures suffered their worst loss in over 3 years, driven primarily by increased supply from OPEC+ and concerns about global GDP growth. Natural gas decoupled a bit from oil because of concerns about global LNG flows. In addition, some pockets of unwarranted dislocation remained interesting as weather and infrastructure constraints created local price disruptions. Even a ubiquitous commodity like oil requires significant localized analysis, which in turn provides localized opportunities.

Semi-Annual Report | June 30, 2025 (Unaudited)	3

Gemcorp Commodities
Alternative Products Fund	Performance Overview

June 30, 2025 (Unaudited)

Different industrial and base metals diverged in performance based on specific supply-demand fundamentals (enforcing our point that metals provide diversification benefits because they are subject to specific and differing supply-demand dynamics). So, although zinc and aluminum faced the headwinds of a potentially lower industrial output, copper demonstrated relative strength driven primarily by worries about supply shortages from Zambia and Chile (among others) - we suspect that electrification and AI data center demand didn’t hurt either. Lowered tariffs and increased global industrialization and electrification may continue to drive demand higher, but, again, understanding trade flows and local, borrower-by-borrower analysis will always be key.

Weather drove agriculture supply lower and increased volatility while tariff policy added a layer of complexity and uncertainty across the space. As we move from El Niño to La Niña, the agriculture sector will face increased weather disruptions lowering yields and agricultural production. La Niña typically causes droughts (and some flooding), increased wildfires, more disease and pests and general water unavailability across various grain belts. People will continue to eat, but tariffs are not going to help.

The corporate bonds market was generally resilient with some specific corporates gapping down on trade, tariff and oil concerns. Yet, overall spreads continued to be tight despite the increasing uncertainty. More interestingly, treasury yields were higher even as the dollar continued to lose its value throughout the quarter (we have not seen such a decline since 1973). Usually, a lower dollar is a bullish sign for commodities. Is that a harbinger of a regime change? More data is still required, and we are monitoring this closely.

While we have been working to build our deal pipeline, the Fund has been invested in a relevant basket of public markets securities with the short-term goal of preserving capital with minimal volatility. Over the last quarter these generated 0.20% net returns for the Fund.

We remain very positive about the prospects of the Fund and the investment opportunities available. At the same time, we are focused on mitigating market and macroeconomic risks while attempting to maximize the risk-adjusted returns of our Fund.

RISK DISCLOSURES

Past performance is not a guarantee of future results. There is no assurance that the Fund will meet its investment objective. Many of the Fund’s investments may be considered speculative and subject to increased risk. Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the assets of the

4

Gemcorp Commodities
Alternative Products Fund	Performance Overview

June 30, 2025 (Unaudited)

Fund among the various securities and investments in which the Fund invests. There can be no assurance that the actual allocations or investment selections will be effective in achieving the Fund’s investment objective or delivering positive returns.

Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer. The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment.

The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. The Fund may have exposure to the commodities markets, and performance of certain of the Fund’s investments may be substantially dependent upon prevailing prices of various commodities which have been, and are likely to continue to be, volatile and subject to wide fluctuations. Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities.

The Fund is subject to credit risk, as issuers may be unable to make principal and interest payments on outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due. Although the Fund may secure investments with collateral, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. In addition, loans may provide for payments-in-kind, which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

The Fund expects to invest in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its

Semi-Annual Report | June 30, 2025 (Unaudited)	5

Gemcorp Commodities
Alternative Products Fund	Performance Overview

June 30, 2025 (Unaudited)

value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans.

The Fund may invest in securities of companies based in emerging market countries, including countries considered to be frontier markets, or issued by the governments of such countries, which involves certain considerations not usually associated with investing in securities of developed countries or of companies located in developed countries.

The Fund may also invest in derivatives. Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund.

The Fund may be materially adversely affected by market, economic and political conditions and natural and man-made disasters, including pandemics, wars and supply chain disruptions, globally and in the jurisdictions and sectors in which the Fund invests.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the portfolio manager disclaims any responsibility to update such views. The views expressed in this report reflect the current views of the portfolio manager as of June 30th, 2025.

6

Gemcorp Commodities
Alternative Products Fund	Statement of Investments

June 30, 2025 (Unaudited)

		Coupon	Maturity
Corporate Bonds - 13.50%	Shares/Par	Rate	Date	Market Value
Canada - 7.80%
Oil&Gas - 7.80%
Saturn Oil & Gas, Inc.(a)	2,000,000	9.625%	06/15/2029	$1,980,863
Gran Tierra Energy, Inc.(b)	1,000,000	9.50%	10/15/2029	763,746
Peru - 2.84%
Mining - 2.84%
Volcan Cia Minera SAA(a)	1,010,000	8.75%	01/24/2030	1,000,973
Brazil - 2.86%
Iron/Steel - 2.86%
Samarco Mineracao SA(b)	1,022,500	9.00%	06/30/2031	1,005,318
Total Corporate Bonds (Cost $4,826,171)				$4,750,900

Government Bonds - 78.84%
United States - 65.20%
Sovereign - 65.20%
United States Treasury Bill(c)	13,000,000	3.77%	07/10/2025	$12,986,582
United States Treasury Bill(c)	10,000,000	4.20%	08/07/2025	9,956,319
Angola - 13.64%
Sovereign - 13.64%
Avenir Issuer III Ireland DAC	3,352,636	6.00%	03/22/2027	3,162,889
Avenir Issuer IV Ireland DAC	1,745,403	6.00%	10/25/2027	1,634,958

Total Government Bonds (Cost $27,831,870)				$27,740,748
Total Investments - 92.34%
(Cost $32,658,041)				$32,491,648
Other Asset in Excess of Liabilities - 7.66%				2,694,542
Net Assets - 100.00%				$35,186,190

See Notes to Financial Statements

Semi-Annual Report | June 30, 2025 (Unaudited)	7

Gemcorp Commodities
Alternative Products Fund	Statement of Investments

June 30, 2025 (Unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,981,837, which represents approximately 8.47% of net assets as of June 30, 2025.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2025, the market value of those securities was $1,769,064, representing 5.03% of net assets.
(c)	Rate is effective yield as of June 30, 2025.

See Notes to Financial Statements

8

Gemcorp Commodities	Statement of Assets and
Alternative Products Fund	Liabilities

June 30, 2025
(Unaudited)
ASSETS
Investments, at fair value (Cost $32,658,041)	$32,491,648
Cash	2,884,493
Interest receivable	87,367
Prepaid expenses and other assets	58
Total assets	35,463,566

LIABILITIES
Payable for Administration and fund accounting fees	15,590
Payable to the Adviser	59,898
Payable for Transfer agent fees	36,486
Payable for Trustees fees and expenses	19,794
Other Accrued expenses and other liabilities	145,608
Total liabilities	277,376
NET ASSETS	$35,186,190

COMPOSITION OF NET ASSETS
Paid-in capital	$35,150,000
Distributable Earnings/(accumulated deficit)	36,190
NET ASSETS	$35,186,190

Net Assets Attributable to:

Class I Shares	$35,186,190
$35,186,190
Shares Outstanding:
Shares of Class I common stock outstanding(unlimited number of shares authorized at par of $0.001)	3,529,412
3,529,412
Net Asset Value per Share:
Class I Shares	$9.97

See Notes to Financial Statements

Semi-Annual Report | June 30, 2025 (Unaudited)	9

Gemcorp Commodities
Alternative Products Fund	Statement of Operations

For the Period
January 1, 2025
to June 30, 2025
(Unaudited)
INVESTMENT INCOME
Interest income(Net withholding tax of $5,416)	$666,065
Total investment income	$666,065

EXPENSES
Advisory fees	$93,382
Administration and fund accounting fees	91,527
Transfer agent fees	58,093
Professional fees	63,224
Organizational expenses and offering costs (Note 2)	80,161
Custodian fees	21,444
Trustees' fees and expenses	43,639
Other	44,723
Total expenses	496,193
Fees waived/reimbursed to Adviser (Note 4)	(33,484)
Net expenses	462,709
NET INVESTMENT INCOME	$203,356

NET REALIZED GAIN/(LOSS) AND CHANGE IN UNREALIZED
APPRECIATION/(DEPRECIATION) FROM INVESTMENTS
Net realized loss from Investments	(773)
Total net realized gain/(loss) from Investments	$(773)

Net change in unrealized appreciation/(depreciation) on Investments	(166,393)
Net change in unrealized appreciation/(depreciation) on investments	$(166,393)
NET REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS	(167,166)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,190

See Notes to Financial Statements

10

Gemcorp Commodities	Statement of Changes in Net
Alternative Products Fund	Assets

	For the Period
	January 1, 2025	Inception to
	to June 30, 2025	December 31,
	(Unaudited)	2024(a)
OPERATIONS
Net investment income	$203,356	$-
Net realized gain/(loss) from investments	(773)	-
Net change in unrealized appreciation/(depreciation) on investments	(166,393)	-
Net increase in net assets resulting from operations	36,190	-

CAPITAL SHARE TRANSACTIONS
Class I
Proceeds from shares issued	35,050,000	-
Net increase from capital share transactions	35,050,000	-

Net increase in net assets from capital share transactions	35,050,000	-

NET ASSETS
Beginning of period	100,000	100,000
End of period	$35,186,190	$100,000

Fund Share Transactions
Class I
Beginning Shares	10,000	10,000
Shares Sold	3,519,412	10,000
Ending Shares	3,529,412	10,000

(a)	The Fund commenced operations on December 30, 2024.

See Notes to Financial Statements

Semi-Annual Report | June 30, 2025 (Unaudited)	11

Gemcorp Commodities
Alternative Products Fund	Statement of Cash Flows

For the Period
January 1, 2025
to June 30, 2025
(Unaudited)
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$36,190
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of Investments	(11,424,497)
Proceeds from disposition of investment securities	1,750,869
Proceeds from securities sold short transactions	(22,631,701)
Net realized loss from Investments	773
Net change in unrealized appreciation/(depreciation) on Investments	166,393
Discount and premiums amortized	(353,485)
(Increase)/Decrease in Assets:
Interest receivable	(87,367)
Other payables and accrued expenses	(58)
Deferred offering costs	161,653
Increase/(Decrease) in Liabilities:
Administration and fund accounting fees payable	15,590
Transfer agent fees payable	36,486
Trustees fees and expenses payable	19,794
Administrative fee reimbursement payable to Adviser	59,898
Accrued offering costs	(161,653)
Other Accrued expenses and other liabilities	145,608
Net cash used in operating activities	(32,265,507)

Cash Flows from Financing Activities:
Proceeds from shares issued	35,050,000
Net cash provided by financing activities	35,050,000

Cash & cash equivalents, beginning of period	$100,000
Net change in cash, cash equivalents	$2,784,493
Cash & cash equivalents, end of period	$2,884,493

Cash paid during the period for interest expense	$–
Cash paid during the period for taxes	$–

See Notes to Financial Statements

12

Gemcorp Commodities
Alternative Products Fund	Financial Highlights

	For the Period	Inception to
	January 1, 2025 to	December 31, 2024
	June 30, 2025
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.07	–
Net realized and unrealized gain on investments	(0.10)	–
Total income from investment operations	(0.03)	–

DISTRIBUTIONS
From net investment income	–	–
From net realized gain on investments	–	–
Total distributions	–	–

NET ASSET VALUE, END OF PERIOD	$9.97	$10.00

TOTAL RETURN	(0.30%)	–%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's)	$35,186	$100

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets without fee waivers/reimbursements	3.54%	0.00%
Ratio of expenses to average net assets including fee waivers/reimbursements	3.30%	0.00%
Net investment income	1.74%	0.00%
PORTFOLIO TURNOVER RATE	33.8%	0%

See Notes to Financial Statements

Semi-Annual Report | June 30, 2025 (Unaudited)	13

Gemcorp Commodities
Alternative Products Fund	Notes to Financial Statements

June 30, 2025 (Unaudited)

1. Organization

The Gemcorp Commodities Alternative Products Fund (the “Fund”) is a closed-end management investment company that operates as an interval fund and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and organized as a Delaware statutory trust on February 16, 2024. Gemcorp Capital Advisors LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager provides day-to-day investment management services to the Fund. The Fund is diversified, which means that under the Investment Company Act, it is limited in the percentage of its assets that it may invest in any single issuer of securities. No holder of Shares (each, a “Shareholder” and collectively, “Shareholders”) will have the right to require the Fund to redeem its Shares. In addition, no public market exists for the Shares and the Fund does not expect any trading market to develop for Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. The Fund is an appropriate investment only for those investors who can tolerate a high degree of risk and do not require a liquid investment.

The Fund intends to offer two separate classes of shares of beneficial interest designated as Class I and Class U (the “Class I Shares” and “Class U Shares,” respectively). Class U is active but not currently funded.

Only Class I Shares have been issued as of the date of the accompanying financial statements. Class I Shares and Class U Shares are subject to different fees and expenses. In the future, other classes of Shares may be offered.

The Fund’s investment objective is to provide risk-adjusted returns across various types of market cycles (i.e., periods of positive and negative macro trends in the markets), by investing in a globally diversified portfolio of liquid and illiquid instruments, securities, derivatives and supply chain financings that are commodity-related or commodity-linked, as applicable. The Fund may also utilize physical commodities as collateral for loan transactions or part of supply chain financing transactions. The Fund seeks to achieve its investment objective by (1) providing exposure to asset classes that require specialized expertise (commodities); (2) sourcing differentiated investments through proprietary research and an understanding of the commodities markets; (3) focusing on risk management; and (4) allocating capital opportunistically among different investment strategies within the commodities space based on the Adviser’s assessment of opportunities and their relative value.

14

Gemcorp Commodities
Alternative Products Fund	Notes to Financial Statements

June 30, 2025 (Unaudited)

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes), directly or indirectly, in commodity-related and commodity-linked instruments, securities, derivatives, supply chain financings and physical gold.

The Fund will endeavor to allocate its investments in credit and equity investments across any number of the following strategies:

(a) commodity-linked credit, which broadly includes syndicated loans and bonds, first lien loans, second lien loans, unitranche loans, mezzanine debt and credit derivatives (including swaps) made in respect of companies for which a primary or material focus is the production, distribution or sale of commodities (“Commodity- Related Companies”) and countries where at least 50% of a given country’s share of allocated merchandise exports results from commodities as defined by the United Nations Conference on Trade and Development or enterprises owned by such countries (“Commodity-Related Sovereigns”);

(b) commodity-linked equities, which include common and preferred equity, limited partnership interests in commodity-related vehicles and private investments in public equity (“PIPES”) and equity derivatives made in respect of Commodity-Related Companies and Commodity-Related Sovereigns;

(c) supply chain financing (trade finance, physical commodity financings and procurement financings);

(d) exposure to physical commodities through long and short derivative positions; and

(e) physical gold.

2. Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

Semi-Annual Report | June 30, 2025 (Unaudited)	15

Gemcorp Commodities
Alternative Products Fund	Notes to Financial Statements

June 30, 2025 (Unaudited)

disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Valuation of Investments

The most significant estimate inherent in the preparation of the financial statements is the valuation of investments

The Fund accounts for its investments in accordance with U.S. GAAP, and fair values its investment portfolio in accordance with the provisions of the FASB ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Investments are reflected in the financial statements at fair value. Fair value is the estimated amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (i.e., the exit price)

Pursuant to Rule 2a-5 under the 1940 Act adopted by the SEC in December 2020 (“Rule 2a-5”), the Board has elected to designate the Adviser as “valuation designee” to perform fair value determinations, subject to Board oversight and certain other conditions. In the absence of readily available market quotations, as defined by Rule 2a-5, the Adviser determines the fair value of the Fund’s investments in accordance with its written valuation policy approved by the Board. There is no single method for determining fair value in good faith. As a result, determining fair value requires judgment be applied to the specific facts and circumstances of each portfolio investment while employing a consistently applied valuation process for the types of investments held by the Fund. Due to the uncertainty of valuation, this estimate may differ significantly from the value that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2025 the Fund held $2,884,493 cash with the custodian.

The Fund determines fair value based on assumptions that market participants would use in pricing an asset or liability in an orderly transaction at the measurement date. When considering market participant assumptions in fair value measurements, the following fair value hierarchy prioritizes and ranks the level of market price observability used in measuring investments:

16

Gemcorp Commodities
Alternative Products Fund	Notes to Financial Statements

June 30, 2025 (Unaudited)

●	Level I – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund is able to access as of the reporting date.

●	Level II – Inputs, other than quoted prices included in Level I, that are observable either directly or indirectly as of the reporting date. These inputs may include (a) quoted prices for similar assets in active markets, (b) quoted prices for identical or similar assets in markets that are not active, (c) inputs other than quoted prices that are observable for the asset, or (d) inputs derived principally from or corroborated by observable market data by correlation or other means.

●	Level III – Pricing inputs are unobservable for the investment and little, if any, active market exists as of the reporting date. Fair value inputs require significant judgment or estimation from the Adviser.

	Level 1 -	Level 2 - Other	Level 3 -
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities at Value	Prices	Inputs	Inputs	Total
Corporate Bonds	$–	$4,750,899	$–	$4,750,899
Government Bonds	$–	$27,740,748	$–	$27,740,748
Total	$–	$32,491,647	$–	$32,491,647

In certain cases, inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the determination of which category within the fair value hierarchy is appropriate for any given investment is based on the lowest level of input significant to that fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the investment.

In certain cases, inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the determination of which category within the fair value hierarchy is appropriate for any given investment is based on the lowest level of input significant to that fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the investment.

Semi-Annual Report | June 30, 2025 (Unaudited)	17

Gemcorp Commodities
Alternative Products Fund	Notes to Financial Statements

June 30, 2025 (Unaudited)

Market price observability is impacted by a number of factors, including the type of investment, the characteristics specific to the investment and the state of the marketplace (including the existence and transparency of transactions between market participants). Investments with readily available actively quoted prices, or for which fair value can be measured from actively quoted prices in an orderly market, will generally have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments for which observable, quoted prices in active markets do not exist are reported at fair value based on Level III inputs. The amount determined to be fair value may incorporate the Adviser’s own assumptions (including assumptions the Adviser believes market participants would use in valuing investments and assumptions relating to appropriate risk adjustments for nonperformance and lack of marketability), as provided for in the Adviser’s valuation policy.

An estimate of fair value is made for each investment at least monthly taking into account information available as of the reporting date and is subject to review by the Board on a quarterly basis.

Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of the Fund’s Board of Trustees (“Board”) and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the Securities and Exchange Commission (“SEC”) of the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Fund’s Prospectus, Statement of Additional Information and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The amount of the organizational costs and offering costs recorded by the Fund are $538,791 and $161,653, respectively.

The Investment Manager has agreed to reimburse the Fund’s organizational costs and offering costs already incurred and any additional costs incurred prior to the commencement of operations of the Fund. Organizational costs are expensed as incurred and are subject to recoupment by the Investment Manager in accordance with the Fund's expense limitation agreement discussed in Note 4. As of December 6, 2024, the Fund's seed financial statement date, the Investment Manager has incurred $538,791 of organizational costs which is subject to recoupment through December 31,

18

Gemcorp Commodities
Alternative Products Fund	Notes to Financial Statements

June 30, 2025 (Unaudited)

2027. Offering costs, which are also subject to the Fund’s expense limitation agreement discussed in Note 4, are accounted for as a deferred charge until Fund shares are offered to the public and will thereafter, be amortized to expense over twelve months on a straight-line basis. As of December 31, 2024, the Investment Manager has incurred $161,653 of offering costs.

Federal Income Taxes

The Fund intends to qualify as a regulated investment company (a “RIC”) for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that when it is a RIC, it distributes out all of its income and gains each year.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for federal income tax purposes. The tax basis components of distributable earnings may differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences arising primarily from partnerships and passive foreign investment company investments.

Distributions are determined in accordance with federal income tax regulations, which differ from U.S. GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the risk of loss from such claims is considered remote

Semi-Annual Report | June 30, 2025 (Unaudited)	19

Gemcorp Commodities
Alternative Products Fund	Notes to Financial Statements

June 30, 2025 (Unaudited)

Segment Reporting

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is a party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the investment manager is deemed to be the Chief Operating Decision Maker.

3. Capital Stock

Pursuant to exemptive relief obtained from the SEC, the Fund is permitted to offer multiple classes of Shares. The Fund is currently authorized to offer two separate classes of Shares, designated as Class I Shares and Class U Shares. Only Class I Shares have been issued as of the date of the accompanying financial statements. Class I Shares and Class U Shares are subject to different fees and expenses.

While the Fund presently intends to offer two classes of Shares, it may offer other classes of Shares as well in the future. From time to time, the Board may create and offer additional classes of Shares, or may vary the characteristics of the Class I Shares or Class U Shares described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan as to such class; (2) voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular class of Shares; (5) differences in any dividends and net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses; (6) the addition of sales loads; (7) any conversion features, as permitted under the Investment Company Act.

Neither Class I Shares nor Class U Shares are subject to any initial sales charge. However, investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by the Fund’s administrator, SS&C Technologies, Inc. (the “Administrator”). The returned check and stop payment fee are currently $25.

Shares are generally offered for purchase on monthly basis, except that Shares may be offered less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

20

Gemcorp Commodities
Alternative Products Fund	Notes to Financial Statements

June 30, 2025 (Unaudited)

Except as otherwise permitted by the Board, initial and subsequent purchases of Shares will be payable in cash. Orders will be priced at the appropriate price next computed after the order is received by the Fund. The Fund reserves the right, in its sole discretion, to accept or reject any subscription to purchase Shares in the Fund at any time.

The Fund is an “interval fund” pursuant to which it, subject to applicable law, will conduct quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding Shares at net asset value (“NAV”). At this time, the Board has approved the Fund's conducting of repurchase offers on a quarterly basis in the amount of 5% of its outstanding Shares. This amount may be changed by the Board, in its discretion, at any time. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased. The Fund does not currently intend to list its Shares for trading on any securities exchange and it is not anticipated that a secondary market for Shares will develop. The Shares are, therefore, not readily marketable. Even though the Fund will make quarterly repurchase offers to repurchase a portion of the Shares to try to provide liquidity to shareholders, you should consider the Shares to have limited liquidity.

In each repurchase offer, the Fund will offer to repurchase its Shares at their NAV as determined as of approximately January 31, April 30, July 31 and October 31, of each year, as applicable (each, a “Valuation Date”). Each repurchase offer ordinarily will be limited to the repurchase of approximately 5% of the Fund’s Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer. In determining whether the Fund should offer to repurchase Shares from Shareholders pursuant to repurchase requests, the Board may consider, among other things, the recommendation of the Investment Manager as well as a variety of other operational, business and economic factors.

A Shareholder who tenders for repurchase only a portion of its Shares in the Fund will be required to maintain a minimum account balance of $1,000,000. Subject to certain requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the rules promulgated thereunder, the Fund reserves the right to reduce the

Semi-Annual Report | June 30, 2025 (Unaudited)	21

Gemcorp Commodities
Alternative Products Fund	Notes to Financial Statements

June 30, 2025 (Unaudited)

amount to be repurchased from a Shareholder so that the required minimum account balance is maintained. Such minimum capital account balance requirement may also be waived by the Board in its sole discretion, subject to applicable federal securities laws.

4. Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager an Investment Management fee equal to 1.50%. The Management Fee is calculated and payable quarterly in arrears at the annual rate of 1.50% of the quarter-end value of the Fund’s Net Assets. No Management Fee was charged in the period ended December 31, 2024 on the Statement of Operations due to there being no investment operations in the Fund .

Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager an Incentive Fee of 15%. The Incentive Fee is calculated and payable quarterly in arrears based upon “pre-incentive fee net investment income” attributable to each class of the Fund’s Shares for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return based on each class’s starting net asset value for the period (calculated in accordance with U.S. GAAP), equal to 1.25% per quarter (or an annualized hurdle rate of 5.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the fiscal quarter, minus each class’s operating expenses for the quarter and the distribution and/or shareholder servicing fees (if any) applicable to each class accrued during the fiscal quarter. For such purposes, the Fund’s operating expenses will include the Management Fee and costs and expenses reimbursed to the Servicers under the Services Agreement and to the Administrator under the Administration Agreement, but it will exclude the Incentive Fee.

Thus, the calculation of the Incentive Fee for each fiscal quarter is as follows:

●	No Incentive Fee is payable in any fiscal quarter in which the applicable pre-incentive fee net investment income attributable to the applicable share class does not exceed the quarterly hurdle rate of 1.25% of such class’s starting net asset value for the period (calculated in accordance with U.S. GAAP), or 5.00% annualized;

22

Gemcorp Commodities
Alternative Products Fund	Notes to Financial Statements

June 30, 2025 (Unaudited)

●	100% of the pre-incentive fee net investment income attributable to the applicable share class, if any, that exceeds the hurdle rate but is less than or equal to 1.47% of such class’s starting net asset value for the period (calculated in accordance with U.S. GAAP) in any fiscal quarter (5.88% annualized) is payable to the Adviser; and

●	15% of the pre-incentive fee net investment income attributable to the applicable share class, if any, that exceeds 1.47% of such class’s starting net asset value for the period (calculated in accordance with U.S. GAAP) in any fiscal quarter (5.88% annualized) is payable to the Adviser (i.e. once the hurdle rate is reached and the catch-up is achieved).

The Board will periodically review the Investment Advisory Agreement to determine, among other things, whether the fees payable under such agreement are reasonable considering the services provided.

The Adviser and the Fund have entered into an Expense Limitation and Reimbursement Agreement (the “Expense Limitation and Reimbursement Agreement”) beginning on the effective date of the Investment Management Agreement and ending on December 31, 2025 (the “Limitation Period”) in respect of each of Class I Shares and Class U Shares under which the Adviser has agreed contractually to waive its Management Fee and/ or reimburse the Fund’s initial organizational and offering costs, as well as the Fund’s operating expenses on a monthly basis to the extent that the Fund’s monthly total annualized fund operating expenses in respect of each class (excluding (i) expenses directly related to the costs of making investments, including interest and structuring costs for borrowings and line(s) of credit, taxes, brokerage costs, the Fund’s proportionate share of expenses related to co-investments, litigation and extraordinary expenses, (ii) Incentive Fees and (iii) any distribution and/or shareholder servicing fees) exceed 3.50% of the month-end NAV of such class (the “Expense Cap”).

In consideration of the Adviser’s agreement to waive its Management Fee and/or reimburse the Fund’s operating expenses, the Fund has agreed to reimburse or pay the Adviser in the amount of any waived Management Fees and Fund expenses reimbursed in respect of each of Class I Shares and Class U Shares, subject to the limitation that a reimbursement (an “Adviser Recoupment”) will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser; and (ii) the Adviser Recoupment does not cause the Fund’s total annual operating expenses to exceed the Expense Cap of such class. In addition, for any month in which the Fund’s aggregate monthly Other Operating

Semi-Annual Report | June 30, 2025 (Unaudited)	23

Gemcorp Commodities
Alternative Products Fund	Notes to Financial Statements

June 30, 2025 (Unaudited)

Expenses (as that term is defined in the Expense Limitation and Reimbursement Agreement) exceed the Expense Cap, the Adviser shall make a Required Expense Payment (as that term is defined in the Expense Limitation and Reimbursement Agreement) to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. The Expense Limitation and Reimbursement Agreement will remain in effect throughout the Limitation Period (including any extensions thereof), unless terminated by the Fund’s Board of Trustees upon thirty (30) days written notice to the Adviser. The Expense Limitation and Reimbursement Agreement may be renewed by the mutual agreement of the Adviser and the Fund for successive terms of one year. Unless so renewed, the Expense Limitation and Reimbursement Agreement will terminate automatically at the end of the Limitation Period. The Expense Limitation and Reimbursement Agreement will also terminate automatically upon the termination of the Advisory Agreement, unless a new investment advisory agreement with the Adviser (or with an affiliate under common control with the Adviser) becomes effective upon such termination.

No management fee was charged for the period ended 30th June 2025 due to the Expense Limitation and Reimbursement Agreement. As of June 30, 2025, the Advisor recouped $59,899 of the fund expenses.

5. Other Agreements

Distribution Agreement

SS&C Technologies, Inc. (“SS&C”), (the “Distributor”) is the distributor (also known as principal underwriter) of the Shares of the Fund and acts as the agent of the Fund in connection with the continuous offering of shares of the Fund.

Fund Administration Agreement

The Fund has retained the Administrator, SS&C, to provide administrative services, and to assist with operational needs. In consideration for these services, the Fund pays the Administrator a minimum monthly administration fee (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Administrator is also reimbursed by the Fund for out-of-pocket expenses relating to services provided to the Fund, and receives a fee for transfer agency services. The Administration Fee and the other terms of the Administration Agreement may change from time to time as may be agreed to by the Fund and the Administrator.

24

Gemcorp Commodities
Alternative Products Fund	Notes to Financial Statements

June 30, 2025 (Unaudited)

Custodian Agreement

Citibank Bank, N.A. (the “Custodian”) serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of the Custodian or U.S. or non-U.S. sub-custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays the Custodian a minimum monthly custodian fee.

6. Purchases and Sales of Investment Securities

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended June 30, 2025 were as follows:

	Purchases of	Proceeds From Sales of
Fund	Securities	Securities
The Gemcorp Commodities Alternative Products Fund	$11,424,497	$1,822,054

7. Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The Fund notified shareholders of a quarterly repurchase offer on June 26, 2025. The offer expired on July 17, 2025. No shareholders subscribed to the repurchase offer.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | June 30, 2025 (Unaudited)	25

Gemcorp Commodities
Alternative Products Fund	Dividend Reinvestment Plan

June 30, 2025 (Unaudited)

The Fund will operate under the DRP administered by SS&C GIDS, Inc. Pursuant to the DRP, the Fund’s Distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of Shares of the Fund.

Shareholders automatically participate in the DRP, unless and until an election is made to withdraw from the plan on behalf of such participating Shareholder. A Shareholder who does not wish to have Distributions automatically reinvested may terminate participation in the DRP by written instructions to that effect to SS&C GIDS, Inc. Shareholders who elect not to participate in the DRP will receive all distributions in cash paid to the Shareholder of record (or, if the Shares are held in street or other nominee name, then to such nominee). Such written instructions must be received by SS&C GIDS, Inc. by the Repurchase Request Deadline or the Shareholder will receive such Distribution in Shares through the DRP. Under the DRP, the Fund’s Distributions to Shareholders are automatically reinvested in full and fractional Shares as described below.

When the Fund declares a Distribution, SS&C GIDS, Inc., on the Shareholder’s behalf, will receive additional authorized Shares from the Fund either newly issued or repurchased from Shareholders by the Fund and held as treasury stock. The number of Shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund’s NAV per share. There is no sales load or other charge for reinvestment, but shareholder servicing fees and distribution fees will be charged where applicable.

SS&C GIDS, Inc. will maintain all Shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by Shareholders for personal and tax records. SS&C GIDS, Inc. will hold Shares in the account of the Shareholders in non-certificated form in the name of the participant, and each Shareholder’s proxy, if any, will include those Shares purchased pursuant to the DRP. Each participant, nevertheless, has the right to request certificates for whole and fractional Shares owned. The Fund will issue certificates in its sole discretion. SS&C GIDS, Inc. will distribute all proxy solicitation materials, if any, to participating Shareholders.

In the case of Shareholders, such as banks, brokers or nominees, that hold Shares for others who are beneficial owners participating under the DRP, SS&C GIDS, Inc. will administer the DRP on the basis of the number of Shares certified from time to time by the record shareholder as representing the total amount of Shares registered in the Shareholder’s name and held for the account of beneficial owners participating under the DRP. Shareholders holding shares that participate in the DRP in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the DRP.

26

Gemcorp Commodities
Alternative Products Fund	Dividend Reinvestment Plan

June 30, 2025 (Unaudited)

Neither SS&C GIDS, Inc. nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the DRP, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which Shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Please see the section entitled “Tax Aspects.”

The Fund reserves the right to amend or terminate the DRP upon 60 days’ notice to Shareholders. There is no direct service charge to participants with regard to purchases under the DRP; however, the Fund reserves the right to amend the DRP to include a service charge payable by the participants.

Additional information about the DRP is available upon request. All correspondence concerning the DRP should be directed to SS&C GIDS, Inc.at PO Box 219021 Kansas City, MO 64121-9021 or 430 W 7th Street, Suite 219021 Kansas City, MO 64105-1407. Certain transactions can be performed by calling the toll free number 833-864-3773.

Semi-Annual Report | June 30, 2025 (Unaudited)	27

Gemcorp Commodities	Approval of Investment
Alternative Products Fund	Advisory Agreement

June 30, 2025 (Unaudited)

At a meeting held on April 29, 2025, the Board of Trustees (the “Board”) of Gemcorp Commodities Alternative Products Fund, a Delaware statutory trust (the “Fund”), approved the amended investment advisory agreement (the “Amended Advisory Agreement”) between the Fund and Gemcorp Capital Advisors LLC, a Delaware limited liability company (the “Adviser”), for an initial two year period. Also, by a unanimous vote, the members of the Board (the “Trustees”) who are not “interested persons,” as defined by the Investment Company Act of 1940 (the “1940 Act”), of the Fund (the “Independent Trustees”), separately voted to approve the Amended Advisory Agreement. In considering whether to approve the Amended Advisory Agreement, the Board reviewed various materials from the Adviser and recalled their prior consideration of various relevant materials in connection with their approval of the initial advisory agreement whose terms are largely unchanged in the Amended Advisory Agreement. Collectively, these materials included: (i) information concerning the services proposed to be provided to the Fund by the Adviser; (ii) the capabilities and experience of the Adviser in employing an investment program involving private asset investing across global markets; (iii) the proposed fees and expenses of the Fund; (iv) information on the estimated profitability of the Adviser and its affiliates, taking into account their cost of providing services; and (v) other potential benefits to the Adviser from its relationship with the Fund. In particular, the Board considered the following:

(a) The Nature, Extent and Quality of Services Proposed to be Provided by the Adviser

The Trustees recalled the presentations the Adviser provided to the Board regarding the nature, extent and quality of services proposed to be provided to the Fund, noting that such services were not proposed to change under the Amended Advisory Agreement. The Board found that the information provided supported the determination that the Fund should receive the services required from the Adviser under the Amended Advisory Agreement and that these services should be of reasonable quality.

(b) Investment Performance of the Fund and Adviser

The Board recognized that neither the Adviser nor GCM presently manage another fund/vehicle with a substantially similar strategy to the Fund and that the Fund, which commenced operations in December 2024, has not yet operated for a meaningful period of time. Thus, past performance was not a material factor in the Board’s evaluation of the Amended Advisory Agreement.

(c) Cost of the Services Proposed to be Provided and Profits Realized by the Adviser from its Relationship with the Fund

The Trustees reviewed the cost of services proposed to be provided by the Adviser and the fees paid under the Amended Advisory Agreement. The Trustees considered that under the Amended Advisory Agreement, the Fund would continue to pay the Adviser a fixed annual management fee rate of 1.50% of net assets. The Trustees also reviewed

28

Gemcorp Commodities	Approval of Investment
Alternative Products Fund	Advisory Agreement

June 30, 2025 (Unaudited)

the proposed incentive fee to be paid under the Amended Advisory Agreement which is proposed to be calculated and payable quarterly in arrears based upon pre-incentive fee net investment income (the “Income”) attributable to each class of the Fund’s shares for the immediately preceding fiscal quarter, and is subject to a rate of return, based on each class’s starting net asset value for the period (the “starting NAV”), where: (a) no incentive fee is payable in any fiscal quarter in which the Income attributable to the applicable share class does not exceed 1.25% of such class’s starting NAV for the period; (b) 100% of the Income attributable to the applicable share class that exceeds 1.25% but is less than or equal to 1.47% of such class’s starting NAV for the period is payable to the Adviser; and (c) 15% of the Income attributable to the applicable share class that exceeds 1.47% of such class’s starting NAV for the period is payable to the Adviser. The Trustees reviewed, in particular, the mechanics of the incentive fee and the potential effects of its implementation. The Trustees observed that the proposed revised incentive fee structure is based on income rather than total return, and the revised incentive fee structure was more consistent with those of competitive funds. They also observed that, unlike the current agreement, under the revised fee structure, no performance fee would be paid on capital gains generated by the Fund (and thus the fee would only be paid on accrued income). The Independent Trustees also observed that the proposed changes to the fee structure would permit the Fund to be offered to non-Qualified Clients (like many of its competitors). The Trustees also took into account the expected effect of the proposed expense limitation/cap as well as the fee waiver agreement in effect. Based on its review, the Board concluded that the information provided and discussed supported the determination that the proposed revised fee structure is fair and reasonable in light of the extent and quality of services proposed to be provided to the Fund.

In reaching this conclusion, the Trustees also considered the estimated profitability to be realized by the Adviser and its affiliates from the relationship with the Fund as well as other factors discussed below. The Trustees observed the lack of any meaningful profitability from the Fund expected in the first year.

(d) Other Benefits

The Trustees then considered the potential direct and indirect benefits to the Adviser and its affiliates from its relationship with the Fund, including the fees paid pursuant to the Amended Advisory Agreement. The Board concluded that the Fund would benefit from those services and that the benefits to the Adviser derived from these relationships seemed fair and reasonable.

(e) Economies of Scale

The Trustees then noted that economies of scale may be realized when a fund’s assets increase significantly. The Trustees observed that because the Fund is newly operated and the eventual aggregate amount of Fund assets is uncertain, the Trustees did not

Semi-Annual Report | June 30, 2025 (Unaudited)	29

Gemcorp Commodities	Approval of Investment
Alternative Products Fund	Advisory Agreement

June 30, 2025 (Unaudited)

consider specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. The Trustees determined that they would revisit this issue after the initial two year term of the Amended Advisory Agreement.

Conclusion

Based on all of the foregoing, and such other matters as were deemed relevant, the Board found the proposed revised fee structure under the Amended Advisory Agreement to be fair and reasonable in light of the services proposed to be provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Trustees, including all of the Independent Trustees, approved the Amended Advisory Agreement for an initial two year period.

30

Gemcorp Commodities
Alternative Products Fund	Additional Information

June 30, 2025 (Unaudited)

Portfolio Information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Proxy Information

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 are available without charge, upon request, by calling (646) 979-8494, or on the SEC’s website at http://www.sec.gov.

Semi-Annual Report | June 30, 2025 (Unaudited)	31

Gemcorp Commodities
Alternative Products Fund	Service Providers

June 30, 2025 (Unaudited)

Investment Adviser

Gemcorp Capital Advisors, LLC.

12 East 49th Street, 18th floor,

New York, NY 10017

Legal Counsel

Alston & Bird

15th Floor, 90 Park Avenue,

New York, NY 10016

Custodian

Citibank, N.A.

Citigroup Centre

Canada Square

Canary Wharf

London E14 5LB

United Kingdom

Transfer Agent and DRIP Administrator

SS&C GIDS, Inc.

330 W 9th Street,

Kansas City, MO 64105

Administrator

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000,

Denver, CO 80203

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000,

Denver, CO 80203

Independent Registered Public Accounting Firm

Cohen & Co

1350 Euclid Ave., Suite 800,

Cleveland, OH 44115.

32

GEMCORP
CAPITAL

Gemcorp Commodities Alternative Products Fund

+44 (0) 20 3837 1120
info@gemcorp.net

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6. Investments.

(a)	The schedule of investments is included as part of the Reports to Stockholders filed under Item 1(a) of this report.

(b)	Not applicable to registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to registrant.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to registrant.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding Basis for Approval of Investment Advisory Contract for the Registrant is included as part of the Report to Stockholders filed under Item 1.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported within 90 days of the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(4)	Not applicable.

(a)(5)	Not applicable

(b)	The certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gemcorp Commodities Alternative Products Fund

By:	/s/ Ahmad Al-Sati
Ahmad Al-Sati
President and Principal Executive Officer

Date:	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ahmad Al-Sati
Ahmad Al-Sati
President and Principal Executive Officer

Date:	September 5, 2025

By:	/s/ Yuri Baidoukov
Yuri Baidoukov
Chief Financial Officer

Date:	September 5, 2025